Retirement benefits - Summary of Movement in Fair Value of Other Post-Employment Benefit Plan Assets (Detail) - Plan assets [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of fair value of plan assets [line items]
Beginning balance	₨ 3,391	$ 51	₨ 3,215	₨ 2,899
Acquired in business combination	164	2
Contributions received	822	11	320	455
Benefits paid	(737)	(12)	(376)	(376)
Remeasurement gain / (loss) arising from return on plan assets	(29)	0	(12)	(2)
Interest income	257	4	244	239
Ending balance	₨ 3,868	$ 56	₨ 3,391	₨ 3,215